Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table reports the compensation of our Principal Executive Officer (PEO), and the average compensation of our other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid”(“CAP”) as calculated pursuant to recently adopted SEC rules and certain performance measures required by such rules.

					Value of Initial Fixed $100 Investment Based on: (5)			Company Selected Measure
Fiscal Year (1) (a)	Summary Compensation Table Total for PEO (2) (b)	Compensation Actually Paid to PEO (3) (c)	Average Compensation Table Total for Other NEOs (4) (d)	Average Compensation Actually Paid to Other NEOs (3) (e)	LYTS Total Stockholder Return (f)	Peer Group Total Stockholder Return (g)	GAAP Net Income ($ mil.) (6) (h)	Adj. EBITDA ($ mil.) (7) (i)
2026	$3,395,505	$6,179,363	$1,342,289	$2,172,996	$359	$164	$22.6	$61.3
2025	$2,908,119	$4,333,750	$1,105,346	$1,524,944	$228	$139	$24.4	$55.1
2024	$2,737,617	$4,223,123	$1,026,751	$1,474,215	$192	$132	$25.0	$51.4
2023	$2,817,123	$6,402,557	$932,243	$1,585,393	$164	$109	$25.8	$51.6
2022	$2,641,256	$2,316,647	$924,816	$790,710	$79	$78	$15.0	$35.1

(1)	NEOs included in these columns reflect the following:

Fiscal Year	PEO	Non-PEO NEOs
2026	James A. Clark	James E. Galeese and Thomas A. Caneris
2025	James A. Clark	James E. Galeese and Thomas A. Caneris
2024	James A. Clark	James E. Galeese and Thomas A. Caneris
2023	James A. Clark	James E. Galeese, Thomas A. Caneris, and Jeffrey S. Bastian
2022	James A. Clark	James E. Galeese, Thomas A. Caneris, Michael C. Beck, and Jeffrey S. Bastian

(2)	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Clark for each corresponding year in the "Total" column of the Summary Compensation table.

(3)

The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO and Other NEOs, as computed in accordance with Item 402(v) of Regulation S-K, with dividends already accounted for in the fair value of equity awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or Other NEOs during the applicable year. In accordance with the requirements, the following adjustments were made to the PEO and Other NEOs’ total compensation for each year to determine the "compensation actually paid":

PEO Total Compensation Amount	$ 3,395,505	$ 2,908,119	$ 2,737,617	$ 2,817,123	$ 2,641,256
PEO Actually Paid Compensation Amount	$ 6,179,363	4,333,750	4,223,123	6,402,557	2,316,647
Adjustment To PEO Compensation, Footnote
	Fiscal Year 2026		Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)
Summary Compensation Table Total	$3,395,505	$1,342,289	$2,908,119	$1,105,346	$2,737,617	$1,026,751	$2,817,123	$932,243	$2,641,256	$924,816
Less Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Less Stock Award and Option Value Reported in Summary Compensation Table for the Fiscal Year(a)	$1,500,000	$490,000	$1,500,000	$435,000	$1,500,000	$435,000	$1,099,998	$263,334	$939,363	$224,861
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year(b)	$2,081,342	$679,911	$1,900,419	$551,119	$1,724,532	$500,115	$2,034,199	$486,977	$945,810	$207,974
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	$1,759,389	$510,229	$932,112	$273,903	$1,040,792	$314,375	$1,569,428	$378,507	$(379,279)	$(95,786)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$10,270
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Fiscal Years that Vested During the Fiscal Year	$443,127	$130,567	$93,101	$29,577	$220,182	$67,974	$1,081,804	$51,000	$48,223	$(31,702)
Compensation Actually Paid (CAP)	$6,179,363	$2,172,996	$4,333,750	$1,524,944	$4,223,123	$1,474,215	$6,402,557	$1,585,393	$2,316,647	$790,710

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

(4)	The dollar amounts reported in this column are the average amounts of total compensation reported for Other NEOs for each corresponding year in the "Total" column of the Summary Compensation table.

(5)	The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.

(6)	The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

(7)

Adjusted EBITDA was chosen as the “Company Selected Measure”, as it represents the most important financial performance measure used to align compensation actually paid to the PEO and other NEOs in 2026 to the Company's performance:

Non-PEO NEO Average Total Compensation Amount	$ 1,342,289	1,105,346	1,026,751	932,243	924,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,172,996	1,524,944	1,474,215	1,585,393	790,710
Adjustment to Non-PEO NEO Compensation Footnote
	Fiscal Year 2026		Fiscal Year 2025		Fiscal Year 2024		Fiscal Year 2023		Fiscal Year 2022
	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)	PEO ($)	Other NEOs ($)
Summary Compensation Table Total	$3,395,505	$1,342,289	$2,908,119	$1,105,346	$2,737,617	$1,026,751	$2,817,123	$932,243	$2,641,256	$924,816
Less Change in Pension Value Reported in Summary Compensation Table	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Less Stock Award and Option Value Reported in Summary Compensation Table for the Fiscal Year(a)	$1,500,000	$490,000	$1,500,000	$435,000	$1,500,000	$435,000	$1,099,998	$263,334	$939,363	$224,861
Plus (Less) Fair value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year(b)	$2,081,342	$679,911	$1,900,419	$551,119	$1,724,532	$500,115	$2,034,199	$486,977	$945,810	$207,974
Plus (Less) Fair value of Equity Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	$1,759,389	$510,229	$932,112	$273,903	$1,040,792	$314,375	$1,569,428	$378,507	$(379,279)	$(95,786)
Plus Fair Value at Vesting Date of Awards Granted and Vested During the Fiscal Year	$0	$0	$0	$0	$0	$0	$0	$0	$0	$10,270
Plus (Less) Change in Fair Value of Equity Awards granted in Prior Fiscal Years that Vested During the Fiscal Year	$443,127	$130,567	$93,101	$29,577	$220,182	$67,974	$1,081,804	$51,000	$48,223	$(31,702)
Compensation Actually Paid (CAP)	$6,179,363	$2,172,996	$4,333,750	$1,524,944	$4,223,123	$1,474,215	$6,402,557	$1,585,393	$2,316,647	$790,710

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)

In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above.

(4)	The dollar amounts reported in this column are the average amounts of total compensation reported for Other NEOs for each corresponding year in the "Total" column of the Summary Compensation table.

(5)	The Company is using as its Peer Group the S&P 600 Building Products Index, which is an index used by the Company for purposes of disclosure in its Form 10-K under Item 201(e) of Regulation S-K.

(6)	The dollar amounts reported represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

(7)

Adjusted EBITDA was chosen as the “Company Selected Measure”, as it represents the most important financial performance measure used to align compensation actually paid to the PEO and other NEOs in 2026 to the Company's performance:

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid versus Total Shareholder Return

We use a variety of quantitative and qualitative metrics to align compensation with our performance and the value we are delivering to our shareholders. The graph below reflects the relationship between the CAP for the PEO and the average Other NEOs versus the Company's TSR and the peer group TSR, assuming an initial fixed investment of $100 for the fiscal years ended June 30, 2026, 2025, 2024, 2023, and 2022.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid versus Net Income

Although Net Income is a required metric for purposes of the Pay Versus Performance Table (PVP Table), it is not a measure we use in our short- or long-term incentive plan and is not a factor the Committee considers in determining pay for our NEOs. The graph below presents CAP and Net Income for each of the five fiscal years reported in the PVP Table.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid versus Adjusted EBITDA

The graph below reflects the relationship between the PEO and Average Other NEOs CAP and the Company’s Adjusted EBITDA metric for each of the five fiscal years reported in the PVP Table.

Tabular List, Table

Tabular list of Company Performance Measures

We design our executive compensation plans to help attract, motivate, reward, and retain highly qualified executives who can create and sustain value for our shareholders. The metrics and performance criteria used in our short- and long-term incentive plans were selected based on their link to shareholder value creation over the long-term. The most important financial performance metrics used to link pay and performance for the most recently completed fiscal year are:

Most Important Performance Measures
Adjusted EBITDA
Net Sales
Return on Net Assets (RONA)

Total Shareholder Return Amount	$ 359	228	1	164	79
Peer Group Total Shareholder Return Amount	164	139	132	109	78
Net Income (Loss)	$ 22,600,000	$ 24,400,000	$ 25,000,000	$ 25,800,000	$ 15,000,000
Company Selected Measure Amount	61.3	55.1	51.4	51.6	35.1
PEO Name	James A. Clark	James A. Clark	James A. Clark	James A. Clark	James A. Clark
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Net Assets (RONA)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,081,342	1,900,419	1,724,532	2,034,199	945,810
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,759,389	932,112	1,040,792	1,569,428	(379,279)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	443,127	93,101	220,182	1,081,804	48,223
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,000)	(1,500,000)	(1,500,000)	(1,099,998)	(939,363)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	679,911	551,119	500,115	486,977	207,974
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	510,229	273,903	314,375	378,507	(95,786)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	10,270
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,567	29,577	67,974	51,000	(31,702)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (490,000)	$ (435,000)	$ (435,000)	$ (263,334)	$ (224,861)